UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Shares/Par (000)	Value
Common Stocks — 0.2%

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(a)		9,191	$395

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.(a)		11,672	131,894

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)(b)		6,155	—

Internet Software & Services — 0.0%
New Holdings LLC(a)		365	120,450

Metals & Mining — 0.0%
Ameriforge Group, Inc.(a)		832	47,424

Utilities — 0.1%
Texgen LLC(a)(b)		10,393	358,558

Total Common Stocks — 0.2% (Cost — $986,989)			658,721

Asset-Backed Securities — 3.3%
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 5.04%, 10/15/28(c)(d)	USD	250	251,935
AMMC CLO Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 6.53%, 12/09/26(c)(d)		250	251,492
Anchorage Capital CLO Ltd., Series 2016-8A, Class AR, 3.34%, 07/28/28(b)(c)(e)		500	499,150
ARES XLVII CLO, Series 2018-48A, Class C, 4.14%, 07/20/30(c)(e)		375	370,333
Ares XLVIII CLO, Series 2018-48A, Class D, 5.04%, 07/20/30(c)(e)		250	245,766
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.95%), 4.27%, 12/05/25(c)(d)		300	300,196
Atlas Senior Loan Fund X Ltd., Series 2018-10A, Class B, (3 mo. LIBOR US + 1.50%), 3.84%, 01/15/31(c)(e)		500	493,150
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, 5.39%, 10/15/30(c)(e)		250	249,390
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class A2R, 3.94%, 07/28/28(c)(e)		500	500,000
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 3.56%, 06/09/30(c)(d)		500	500,107
CIFC Funding Ltd., Series 2018-1A(c)(e):
Class B, 3.56%, 04/18/31		375	369,602
Class C, 3.91%, 04/18/31		375	373,065

Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, 3.44%, 07/15/31(b)(c)(e)	USD	1,000	$998,000
Galaxy XXI CLO Ltd., Series 2015-21A, Class AR, 3.37%, 04/20/31(c)(e)		250	249,732
GoldentTree Loan Management US CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.20%), 4.55%, 04/20/29(c)(d)		250	250,518
Highbridge Loan Management Ltd.(c)(e):
Series 12A-18, Class B, 4.22%, 07/18/31(b)		250	250,000
Series 12A-18, Class C, 5.12%, 07/18/31(b)		250	250,000
Series 2013-2A, Class CR, 5.25%, 10/20/29		250	248,969
LCM XVIII LP.(c)(e):
Series 27A, Class A1, 3.53%, 07/16/31		500	499,744
Series 18A, Class INC, 0.00%, 04/20/31		1,000	627,860
Octagon Investment Partners Ltd., Series 2013-1A(c)(e):
Class A1R2, 3.34%, 01/25/31		250	249,183
Class BR2, 3.74%, 01/25/31		350	347,425
Class CR2, 4.04%, 01/25/31		350	349,818
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class ER2, 7.49%, 01/25/31(c)(e)		250	246,797
Palmer Square CLO Ltd.(c):
Series 2015-2A, Class A1AR, (3 mo. LIBOR US + 1.27%), 3.62%, 07/20/30(d)		250	250,357
Series 2018-1A, Class A1, 3.21%, 04/18/31(b)(e)		250	250,275
Series 2018-1A, Class A2, 3.63%, 04/18/31(b)(e)		250	250,275
Series 2018-1A, Class B, 3.93%, 04/18/31(e)		250	245,203
Series 2018-1A, Class D, 7.33%, 04/18/31(e)		250	247,500
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (3 mo. LIBOR US + 2.20%), 4.54%, 12/21/29(c)(d)		250	251,188
Treman Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.86%), 6.21%, 04/20/27(c)(d)		700	702,039
Voya CLO Ltd., Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.50%), 3.83%, 01/18/26(c)(d)		250	249,974

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued):
Webster Park CLO, Ltd., Series 2015-1A, Class CR, 5.25%, 07/20/30(c)(e)	USD	250	$249,062

Total Asset-Backed Securities — 3.3% (Cost — $11,338,192)			11,668,105

Corporate Bonds — 5.4%

Aerospace & Defense — 0.5%
Bombardier, Inc.(c):
7.75%, 03/15/20		940	991,700
7.50%, 03/15/25		713	748,650

			1,740,350
Capital Markets — 0.3%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21		941	943,353
6.00%, 08/18/21		153	152,235

			1,095,588
Chemicals — 0.3%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		527	515,142
Momentive Performance Materials, Inc., 3.88%, 10/24/21		665	700,744

			1,215,886
Construction Materials — 0.4%
HD Supply, Inc., 5.75%, 04/15/24(c)(f)		1,256	1,318,800

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24(c)		200	208,500

Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)		1,251	1,340,134

Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 6.13%, 01/15/21		337	340,053

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(a)(b)(c)		654	—

Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(c)		330	340,841

Equity Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		29	31,581

Security		Par (000)	Value
Health Care Providers & Services — 0.1%
NVA Holdings, Inc., 6.88%, 04/01/26(c)	USD	225	$223,875

Health Care Services — 0.0%
Aveta Inc. Escrow, 7.00%, 04/01/19(a)(b)(c)		827	—

Hotels, Restaurants & Leisure — 0.2%
New Red Finance, Inc., 5.00%, 10/15/25(c)		600	575,250

Media — 1.0%
Altice Financing SA(c):
6.63%, 02/15/23		335	338,769
7.50%, 05/15/26		525	511,140
Altice France SA, 6.00%, 05/15/22(c)		512	527,718
Altice US Finance I Corp., 5.50%, 05/15/26(c)		200	196,522
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		752	768,920
Series B, 7.63%, 03/15/20		335	335,737
CSC Holdings LLC, 10.88%, 10/15/25(c)		640	742,400

			3,421,206

Metals & Mining — 0.6%
Freeport-McMoRan, Inc., 3.88%, 03/15/23		375	360,938
Novelis Corp., 6.25%, 08/15/24(c)		396	396,990
Teck Resources Ltd., 3.75%, 02/01/23		1,253	1,237,337

			1,995,265

Oil, Gas & Consumable Fuels — 0.9%
CNX Resources Corp., 5.88%, 04/15/22		2,180	2,184,382
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)		615	630,375
Halcon Resources Corp., 6.75%, 02/15/25		175	162,312

			2,977,069

Software — 0.3%
Infor US, Inc., 6.50%, 05/15/22		720	729,000
Informatica LLC, 7.13%, 07/15/23(c)		405	412,088

			1,141,088

Wireless Telecommunication Services — 0.1%
Frontier Communications Corp., 8.50%, 04/01/26(c)		195	187,200

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Sprint Communications, Inc., 7.00%, 08/15/20	USD	200	$209,000

			396,200

Total Corporate Bonds — 5.4% (Cost — $18,368,454)			18,361,686

Floating Rate Loan Interests(h) — 138.2%

Aerospace & Defense — 1.4%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 08/18/24		1,983	1,987,501
DAE Aviation Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.83%, 07/07/22		313	309,951
Pelican Products, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.59%, 05/01/25		145	145,534
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.58%, 06/09/23		2,047	2,047,156
WP CPP Holdings LLC, 2018 Term Loan, (6 mo. LIBOR + 3.75%), 6.28%, 04/30/25		246	245,897

			4,736,039
Air Freight & Logistics — 0.6%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 4.09%, 01/15/25		399	395,402
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(b)		599	595,797
CEVA Intercompany BV, Dutch Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.58%, 03/19/21		152	151,639
CEVA Logistics Canada ULC, Canadian Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.58%, 03/19/21		80	79,959
CEVA Logistics US Holdings, Inc., Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.58%, 03/19/21		601	598,649
Livingston International, Inc., Term Loan B3, (3 mo. LIBOR + 5.75%), 8.09%, 03/20/20		141	140,625

Security		Par (000)	Value
Air Freight & Logistics (continued)
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.06%, 02/24/25	USD	163	$163,106

			2,125,177
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 3.30%, 09/10/18(b)		72	72,204

Auto Components — 0.5%
Dayco Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 6.56%, 05/19/23(b)		634	633,600
GPX International Tire Corp., Term Loan(a)(b)(g):
0.00%, 12/31/49		274	—
PIK, 0.00%, 12/31/49		4	—
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.33%, 05/16/24		979	975,355

			1,608,955
Auto Parts — 0.2%
Mavis Tire Express Services Corp. :
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.34%, 03/20/25		876	867,235
2018 Delayed Draw Term Loan, (1 mo. LIBOR + 1.00%), 1.24%, 03/20/25		141	7,653

			874,888
Automobiles — 0.3%
CH Hold Corp.:
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 02/01/24		785	789,161
2nd Lien Term Loan, (1 mo. LIBOR + 7.25%, 9.33%, 02/01/25(b)		150	151,500

			940,661
Banks — 0.3%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.59%, 11/01/24		1,000	994,975

Building Materials — 0.3%
Allied Universal HoldCo LLC, 2015 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.83%, 07/28/22		511	503,099

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Building Materials (continued)
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 10.58%, 07/28/23	USD	395	$390,228

			893,327
Building Products — 1.4%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.33%, 08/18/23		239	239,529
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 05/03/24		1,188	1,188,436
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.33%, 12/14/24		990	989,778
Reece Ltd., 2018 Term Loan B, 07/02/25 (b)(i)		620	620,000
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 12/19/23		1,616	1,619,569

			4,657,312
Capital Markets — 1.6%
Duff & Phelps Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.58%, 02/13/25		529	528,347
EIG Management Co. LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%), 6.08%, 02/22/25		1,045	1,051,544
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.07%, 12/27/22		822	821,950
Greenhill & Co., Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.85%, 10/12/22		947	952,642
GreenSky Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.38%, 03/29/25(b)		658	658,350
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 4.33%, 03/27/23		1,621	1,623,882

			5,636,715
Chemicals — 4.5%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.33%, 01/31/24		1,986	1,986,256
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.08%, 06/01/24		2,188	2,186,024

Security		Par (000)	Value
Chemicals (continued)
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 05/16/24	USD	886	$883,286
Chemours Co. (The), 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.83%, 04/03/25		554	551,591
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 06/28/24		378	379,045
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 11/07/24		638	640,264
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 6.10%, 07/09/19		269	264,805
Invictus US LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 03/28/25		1,009	1,009,504
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.83%, 03/25/26		265	264,338
MacDermid, Inc., 1.00% Floor):
Term Loan B6, (1 mo. LIBOR + 3.00%), 5.08%, 06/07/23		800	801,553
Term Loan B7, (1 mo. LIBOR + 2.50%), 4.58%, 06/07/20		1,178	1,180,039
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.63%, 10/11/24		2,420	2,421,424
PQ Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.58%, 02/08/25		1,746	1,744,251
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.13%, 08/07/20		254	253,592
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 03/08/25		685	684,432

			15,250,404
Commercial Services & Supplies — 7.5%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.19%, 11/10/23		1,962	1,962,620
Aramark Services, Inc., 2018 Term Loan B3, (3 mo. LIBOR + 1.75%), 4.08%, 03/11/25		180	180,410

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Asurion LLC :
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.58%, 08/04/25	USD	1,406	$1,425,628
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.08%, 08/04/22		1,170	1,169,784
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.08%, 11/03/23		1,843	1,839,514
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.08%, 11/03/24		723	721,836
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 10/03/23		2,366	2,369,203
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.33%, 05/20/24		1,415	1,414,894
Creative Artists Agency LLC, 2018 Term Loan B, (PRIME + 2.00%), 5.07%, 02/15/24		1,875	1,877,910
Dealer Tire LLC, 2017 Term Loan B, (6 mo. LIBOR + 3.25%, 1.00% Floor), 5.70%, 12/22/21(b)		672	649,979
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.08%, 05/09/25(b)		359	361,693
Garda World Security Corp., 2017 Term Loan, (PRIME + 2.50%), 5.80%, 05/24/24		563	562,080
GFL Environmental, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.08%, 05/30/25		623	621,097
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.08%, 11/03/23		568	544,711
KAR Auction Services, Inc., Term Loan B5, (1 mo. LIBOR + 2.50%), 4.63%, 03/09/23		1,540	1,542,347
PricewaterhouseCoopers LLP, 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.34%, 05/01/25(b)		585	585,731
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 05/02/22		1,704	1,705,806
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 07/14/23		1,471	1,471,729

Security		Par (000)	Value
Commercial Services & Supplies (continued)
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.08%, 10/10/24	USD	2,054	$2,053,825
Wrangler Buyer Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 09/27/24		2,434	2,438,638

			25,499,435
Commercial Services & Supplies — 0.1%
Employbridge LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.50%, 04/10/25		355	358,401

Communications Equipment — 1.0%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.08%, 11/21/24		1,991	2,005,670
Avaya, Inc. :
2018 Term Loan B, (1 mo. LIBOR + 4.25%), 6.32%, 12/15/24		897	901,157
Exit Term Loan B, 05/29/20 (b)(i)		153	—
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 4.08%, 12/29/22		218	218,293
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.58%, 11/01/24		400	400,676

			3,525,796
Construction & Engineering — 2.2%
AECOM, Term Loan B, (1 mo. LIBOR + 1.75%), 3.83%, 02/22/25		448	448,363
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 06/21/24		4,036	4,053,189
Engility Corp., Term Loan B1, (1 mo. LIBOR + 2.25%), 4.33%, 08/12/20		121	121,278
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 03/23/25		694	698,955
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.58%, 05/23/25		1,488	1,461,618

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction & Engineering (continued)
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 12/08/23	USD	564	$563,621

			7,347,024
Construction Materials — 1.8%
Core & Main LP, 2017 Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 5.25%, 08/01/24		1,697	1,702,827
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 03/29/25		3,017	3,028,119
GYP Holdings III Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 06/01/25		1,358	1,343,721

			6,074,667
Containers & Packaging — 1.6%
Berlin Packaging LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.12%, 11/07/25		385	384,919
Berry Global, Inc., Term Loan Q, (1 mo. LIBOR + 2.00%), 4.08%, 10/01/22		2,722	2,726,687
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 04/03/24		1,092	1,088,563
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, (3 mo. LIBOR + 3.25%), 5.75%, 06/29/25		1,133	1,131,584
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.63%, 11/18/23		169	168,887

			5,500,640
Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 10/31/23		1,773	1,763,871
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.58%, 08/28/24		1,505	1,504,776

			3,268,647
Diversified Consumer Services — 4.6%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 12/13/23		1,280	1,276,330

Security		Par (000)	Value
Diversified Consumer Services (continued)
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 07/12/24	USD	710	$708,750
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (PRIME + 0.75%), 3.83%, 11/07/23		1,985	1,982,988
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 03/31/25(b)		430	429,463
Equian LLC, Add on Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 05/20/24		1,369	1,369,009
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 5.82%, 06/27/25(b)		859	856,853
J.D. Power and Associates, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.33%, 09/07/23		855	858,121
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.32%, 05/15/24		841	835,257
Serta Simmons Bedding LLC, 1.00% Floor):
1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.59%, 11/08/23		1,708	1,426,067
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 10.10%, 11/08/24		591	399,289
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.58%, 11/08/23		1,489	1,488,975
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 11/14/22		714	715,206
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.10%, 04/04/25		800	804,248
Wand Intermediate I LP, 2017 1st Lien Term Loan, (2 mo. LIBOR + 3.00%, 1.00% Floor), 5.17%, 09/17/21		780	779,267
Weight Watchers International, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.75%), 7.05%, 11/29/24		1,677	1,695,355

			15,625,178
Diversified Financial Services — 1.5%
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 04/04/24		2,197	2,200,014
CVS Holdings I LP, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 02/06/25(b)		634	627,870

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
Edelman Financial Center LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.59%, 07/21/25	USD	482	$484,613
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.33%, 02/07/25		513	511,072
Oryx Southern Delaware Holdings LLC, Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 02/09/25		738	718,774
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, 1.00%, 07/30/25(b)(i)		449	451,245

			4,993,588
Diversified Telecommunication Services — 6.5%
CenturyLink, Inc. :
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 4.83%, 11/01/22		634	632,166
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 01/31/25		5,629	5,539,468
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 10/04/23		255	251,593
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 4.83%, 03/31/21		1,613	1,585,625
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 05/16/24		921	923,766
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.33%, 02/22/24		3,403	3,407,984
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 11/15/24		1,188	1,192,427
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.63%, 02/02/24		1,763	1,762,247
TDC A/S, Term Loan, 05/31/25(i)		1,993	2,164,181
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.32%, 08/15/26		2,640	2,624,239
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 4.84%, 11/17/23		502	502,982
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR - GBP + 3.25%), 3.82%, 01/15/27	GBP	600	776,174
Zayo Group LLC :
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.33%, 01/19/24	USD	175	175,593

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group LLC (continued):
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 4.08%, 01/19/21	USD	692	$692,396

			22,230,841
Electric Utilities — 1.1%
Dayton Power & Light Co. (The), Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 08/24/22		317	315,827
TEX Operations Co. LLC, Exit Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 08/04/23		1,248	1,245,539
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 11/10/18(b)(i)		1,050	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.07%, 12/31/25		1,925	1,919,706
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.33%, 12/14/23		225	224,791

			3,705,863
Electrical Equipment — 1.1%
EXC Holdings III Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 12/02/24		572	576,176
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.08%, 04/01/24		2,445	2,449,284
Generac Power Systems, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 3.84%, 05/31/23		239	238,611
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 07/13/25(i)		634	636,181

			3,900,252
Energy Equipment & Services — 1.3%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.08%, 03/01/24		1,567	1,539,577
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.59%, 02/12/25		1,115	1,113,606
Ocean Rig UDW, Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24		63	66,112
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.83%, 11/08/22		520	537,550
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.33%, 02/21/21		384	358,135

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.51%, 07/13/20	USD	737	$726,889

			4,341,869
Equity Real Estate Investment Trusts (REITs) — 2.3%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.58%, 03/24/24		467	466,679
Iron Mountain, Inc., 2018 Term Loan B, 01/02/26(i)		520	512,850
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 04/25/23		2,817	2,818,247
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.34%, 05/11/24		830	828,671
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 12/20/24		3,293	3,295,398

			7,921,845
Food & Staples Retailing — 1.5%
Albertsons LLC :
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.83%, 08/25/21		518	515,493
2018 ABL Last Out Term Loan, 05/02/23(i)		649	647,699
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.60%, 02/03/24		1,129	1,130,801
Hearthside Food Solutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.06%, 05/23/25		359	355,923
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.33%, 08/03/22		1,491	1,490,059
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 06/27/23		985	984,363

			5,124,338
Food Products — 2.4%
CFSP Acquisition Corp. :
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 03/21/25		330	327,864
2018 Delayed Draw Term Loan, 03/06/25(i)		75	74,139

Security		Par (000)	Value
Food Products (continued)
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 10/10/23	USD	1,664	$1,662,248
Dole Food Co., Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.84%, 04/06/24		634	632,166
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.83%, 10/30/22		3,092	3,087,314
Nomad Foods Europe Midco Ltd., Term Loan B7, (1 mo. LIBOR + 2.25%), 4.32%, 05/15/24		195	193,781
Pinnacle Foods Finance LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.84%, 02/02/24		682	681,876
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.83%, 02/05/23		1,694	1,699,459

			8,358,847
Gas Utilities — 0.3%
AL Midcoast Holdings LLC, 2018 Term Loan B, 07/31/25(b)(i)		880	886,197

Health Care Equipment & Supplies — 3.7%
Cotiviti Corp., Term Loan B, (3 mo. LIBOR + 2.25%), 4.54%, 09/28/23		1,032	1,030,953
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 11/14/24		1,124	1,131,377
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.46%, 06/08/20		4,042	4,032,150
Immucor, Inc., Extended Term Loan B, (2 mo. LIBOR + 5.00%, 1.00% Floor), 7.17%, 06/15/21		2,188	2,210,919
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.20%, 09/24/24		895	880,649
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.33%, 06/30/25		3,312	3,306,831

			12,592,879
Health Care Providers & Services — 6.6%
Acadia Healthcare Co., Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.58%, 02/11/22		277	277,852
2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.58%, 02/16/23		1,261	1,265,134

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.57%, 06/30/25	USD	508	$511,175
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.33%, 01/17/22		1,483	1,484,749
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.25%, 06/07/23		2,068	2,070,978
Concentra Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 06/01/22		1,164	1,164,489
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 06/24/21		508	509,940
DentalCorp Perfect Smile ULC:
1st Lien Delayed Draw Term Loan, (UNFND + 0.50%), 0.80%, 06/06/25		133	7,568
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.83%, 06/06/25		531	532,976
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.58%, 12/20/24		616	616,929
DuPage Medical Group Ltd. :
2018 Term Loan, (3 mo. LIBOR + 2.75%), 4.81%, 08/15/24		526	518,964
2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.08%, 08/15/25		245	245,000
Envision Healthcare Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 12/01/23		1,940	1,937,787
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.08%, 05/02/23		658	661,989
Gentiva Health Services, Inc.:
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.13%, 07/02/25(b)		669	674,112
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 9.38%, 07/02/26(b)		164	166,689
HC Group Holdings III, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.83%, 04/07/22		871	874,616

Security		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc.:
2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 4.08%, 03/13/25	USD	594	$596,729
Term Loan B11, (1 mo. LIBOR + 1.75%), 3.83%, 03/18/23		1,391	1,395,914
Lifescan Global Corp., 2018 1st Lien Term Loan, 05/23/25 (b)(i)		221	214,370
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.08%, 06/07/23		1,357	1,357,007
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 5.33%, 01/31/21		291	292,012
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.58%, 10/20/22		1,096	1,095,891
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 02/02/25		1,114	1,108,912
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 02/06/24		1,303	1,265,824
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 02/13/23		377	377,583
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 06/07/24		645	644,267
Zotec Partners LLC, 2018 Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.08%, 02/14/24(b)		750	750,281

			22,619,737
Health Care Services — 0.4%
Ivory Merger Sub, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.84%, 03/07/25		893	889,977
Sound Inpatient Physicians :
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 06/27/25		432	433,080

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Services (continued)
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.83%, 06/26/26(b)	USD	234	$235,755

			1,558,812
Health Care Technology — 0.9%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 03/01/24		1,537	1,534,221
Press Ganey Holdings, Inc., 1.00% Floor):
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.83%, 10/23/23		1,177	1,176,268
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.58%, 10/21/24(b)		139	140,720
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.33%, 03/07/24		307	306,811

			3,158,020
Hotels, Restaurants & Leisure — 7.8%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.10%, 10/19/24		846	844,930
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.50%), 4.45%, 09/15/23		1,126	1,131,417
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 08/14/23		1,264	1,268,304
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.33%, 02/16/24		4,431	4,425,937
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 12/22/24		2,719	2,729,097
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 08/08/21		717	719,045
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 02/14/21		356	334,047
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 08/30/23		1,873	1,870,249
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.08%, 11/30/23		138	137,802

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.47%, 12/01/23	USD	95	$95,267
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.58%, 03/29/24		579	578,550
Hilton Worldwide Finance LLC, Term Loan B2, (3 mo. LIBOR + 1.75%), 3.81%, 10/25/23		962	965,407
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.35%, 02/05/25		983	988,246
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.34%, 12/15/24		650	653,155
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 04/29/24		883	873,904
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 02/22/24		1,558	1,558,694
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.90%, 08/14/24		2,388	2,388,536
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.83%, 07/10/25		3,938	3,971,355
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 3.83%, 05/30/25		970	972,124

			26,506,066
Household Products — 1.1%
Berkline Benchcraft LLC, 4.50%, 06/01/19(a)(b)(g)		400	—
Energizer Holdings, Inc., 2018 Term Loan B, 06/30/25(i)		435	436,088
Mastronardi Produce Ltd., Term Loan B, (1 mo. LIBOR + 3.25%), 5.34%, 04/18/25		360	361,350
SIWF Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.32%, 06/15/25		540	541,350
Spectrum Brands, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.35%, 06/23/22		2,334	2,336,334

			3,675,122
Independent Power and Renewable Electricity Producers — 2.4%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.07%, 05/31/22		647	645,561

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Aria Energy Operating LLC, Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.58%, 05/27/22	USD	667	$666,853
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.58%, 01/15/25		772	771,255
Calpine Corp., Term Loan B6, (3 mo. LIBOR + 2.50%, 1.00% Floor), 4.84%, 01/15/23		1,123	1,124,158
Compass Power Generation LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.83%, 12/20/24		724	727,914
EIF Channelview Cogeneration LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.33%, 05/03/25		290	291,740
Granite Acquisition, Inc., 1.00% Floor):
Term Loan B, (3 mo. LIBOR + 3.50%), 5.84%, 12/19/21		1,959	1,971,905
Term Loan C, (3 mo. LIBOR + 3.50%), 5.83%, 12/19/21		331	333,327
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.33%, 05/16/24		900	903,402
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.33%, 12/09/21(b)		781	698,405

			8,134,520
Industrial Conglomerates — 1.0%
Brookfield WEC Holdings, Inc., 2018 2nd Lien Term Loan, 07/25/26(i)		112	113,720
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.10%, 11/30/23		2,469	2,449,086
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.07%, 11/28/21(b)		950	950,499

			3,513,305
Insurance — 3.0%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 05/09/25		1,835	1,833,975
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 01/25/24		1,626	1,624,992
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 10/22/24		796	796,851

Security		Par (000)	Value
Insurance (continued)
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 12/02/24	USD	1,130	$1,125,516
Hub International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.33%, 04/25/25		992	991,008
Sedgwick Claims Management Services, Inc., 1.00% Floor) :
1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.83%, 03/01/21		1,875	1,871,973
2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 7.88%, 02/28/22		1,595	1,604,969
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 06/22/23		510	512,724

			10,362,008
Internet & Direct Marketing Retail — 0.3%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.58%, 08/18/23		892	888,221

Internet Software & Services — 2.5%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.33%, 02/15/24		2,293	2,297,381
GTT Communications, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 05/31/25		607	600,706
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 05/01/24		644	644,838
Intralinks, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 6.08%, 11/11/24		692	692,099
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.36%, 11/03/23		2,025	2,014,140
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.83%, 05/06/24		947	934,816
ZPG PLC, 2018 Term Loan B, 06/30/25(i)	GBP	1,000	1,309,058

			8,493,038
IT Services — 7.4%
Access CIG LLC :
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.83%, 02/27/25	USD	324	324,523

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
2018 2nd Lien Incremental Term Loan, (1 mo. LIBOR + 7.75%), 9.83%, 02/27/26	USD	10	$10,017
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 9.83%, 02/27/26		140	140,443
2018 Incremental Term Loan, (1 mo. LIBOR + 3.75%), 5.83%, 02/27/25		45	44,966
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.25%), 4.57%, 03/20/25		414	409,823
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.07%, 06/15/25		1,014	1,015,310
Cologix, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.07%, 03/20/24		1,071	1,070,366
First Data Corp. :
2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.07%, 04/26/24		6,832	6,828,507
Term Loan A, (1 mo. LIBOR + 1.75%), 3.82%, 06/02/20		368	368,207
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 08/01/24		834	829,882
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.58%, 12/01/23		1,374	1,380,281
Learning Care Group, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 03/13/25		374	374,998
Optiv Security, Inc., 1.00% Floor) :
1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.31%, 02/01/24		2,247	2,182,869
2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.31%, 02/01/25		480	462,146
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.61%, 08/01/25		995	986,831
TKC Holdings, Inc., 1.00% Floor) :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.83%, 02/01/23		1,410	1,408,854
2017 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 10.08%, 02/01/24		985	982,045
Trans Union LLC :
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.08%, 06/19/25		11	11,007

Security		Par (000)	Value
IT Services (continued)
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.08%, 04/10/23	USD	3,249	$3,256,251
Vantiv LLC, 2018 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 3.82%, 10/14/23		618	616,473
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.33%, 06/30/23		2,403	2,402,406

			25,106,205
Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 06/19/24(b)		639	642,915

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., 1.00% Floor) :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 08/30/24		341	340,802
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.08%, 08/30/25		240	239,801

			580,603
Machinery — 2.3%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.33%, 05/18/24		545	544,972
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 4.83%, 01/31/24(b)		116	116,346
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 07/30/24		1,548	1,550,281
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.58%, 08/05/24		999	1,001,768
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.33%, 05/27/22		1,197	1,201,422
Rexnord LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 4.31%, 08/21/24		665	666,234
Tecomet, Inc., 2017 Repriced Term Loan, (PRIME + 2.50%), 5.60%, 05/01/24		1,195	1,199,806

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Machinery (continued)
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 03/28/25	USD	1,601	$1,572,800

			7,853,629
Media — 11.3%
Altice Financing SA :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.82%, 01/31/26		428	415,460
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.82%, 07/15/25		166	161,441
Altice France SA, 2018 Term Loan B13, 07/13/26(i)		2,800	2,736,552
Altice US Finance I Corp., 2017 Term Loan, (1 mo. LIBOR + 2.25%), 4.33%, 07/28/25		2,274	2,262,233
Charter Communications Operating LLC
2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.58%, 03/31/23		1,729	1,726,375
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 04/30/25		2,100	2,100,381
CSC Holdings LLC :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.32%, 07/17/25		2,151	2,137,371
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.57%, 01/25/26		1,042	1,040,647
Getty Images, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.57%, 10/18/19		251	245,803
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.34%, 02/07/24		371	370,656
Hubbard Radio LLC, 2015 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 03/28/25		141	140,910
iHeartCommunications, Inc.(a)(g):
Extended Term Loan E, 0.00%, 07/30/19		315	243,249
Term Loan D, 0.00%, 01/30/19		2,569	1,991,450
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.58%, 01/02/24		1,123	1,175,332
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 07/03/24		1,010	1,012,624
Learfield Communications LLC :
2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 12/01/23		1,156	1,159,930

Security		Par (000)	Value
Media (continued)
Learfield Communications LLC (continued):
2017 1st Lien Term Loan, 12/01/23(b)(i)	USD	387	$388,289
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 2.25%), 4.31%, 03/24/25(b)		748	749,870
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 1.75%), 3.88%, 10/31/23		291	290,569
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 3.70%, 02/15/24		491	488,977
Meredith Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 01/31/25		761	762,889
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.83%, 09/13/24		517	518,501
Mission Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.59%, 01/17/24		102	102,268
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.59%, 01/17/24		767	767,141
Numericable Group SA, Term Loan B12, (1 mo. LIBOR + 3.00%), 5.07%, 01/31/26		335	324,311
PSAV Holdings LLC, 2018 1st Lien Term Loan, (2 mo. LIBOR + 3.25%, 1.00% Floor), 5.43%, 03/01/25		633	627,513
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 02/01/24		627	621,030
Sinclair Television Group, Inc. :
2017 Term Loan B, 12/12/24(i)		755	752,924
Term Loan B2, (1 mo. LIBOR + 2.25%), 4.33%, 01/03/24		624	623,752
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.07%, 09/28/23		1,859	1,861,420
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.08%, 01/27/24		2,255	2,252,046
Unitymedia Finance LLC, Term Loan B, (1 mo. LIBOR + 2.25%), 4.32%, 09/30/25		1,245	1,241,502
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (1 mo. LIBOR + 2.00%), 4.07%, 06/01/23		819	815,989
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 03/15/24		730	708,555

13

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.57%, 01/15/26	USD	2,416	$2,412,714
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (2 mo. LIBOR + 2.75%), 4.93%, 05/18/25		1,538	1,531,080
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.57%, 04/15/25		1,646	1,635,520

			38,397,274
Metals & Mining — 0.4%
AMG Advanced Metallurgical Group NV, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 01/29/25		746	745,937
Ball Metalpack LLC, 2018 1st Lien Term Loan B, 07/24/25(i)		440	441,927
Preferred Proppants LLC, Term Loan B2, (3 mo. LIBOR + 7.75%), 10.08%, 07/27/20		135	124,878

			1,312,742
Multiline Retail — 0.7%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.13%, 08/04/24		600	600,841
Hudson’s Bay Co., 2015 Term Loan B, (2 mo. LIBOR + 3.25%, 1.00% Floor), 5.42%, 09/30/22		1,361	1,282,810
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.34%, 10/25/20		745	656,693

			2,540,344
Oil & Gas Equipment & Services — 0.5%
Kestrel Acquisition LLC/Hunterstown Generation Facility, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.33%, 05/01/25		750	755,392
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.08%, 05/10/25		810	814,425

			1,569,817
Oil, Gas & Consumable Fuels — 4.5%
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR + 4.25%, 1.00% Floor), 6.42%, 06/24/24		1,749	1,672,521
Brazos Delaware II LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 6.09%, 05/21/25		724	711,634

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.83%, 12/31/22	USD	1,492	$1,515,618
Second Out Term Loan, (3 mo. LIBOR + 10.37%, 1.00% Floor), 12.44%, 12/31/21		1,327	1,463,540
Chesapeake Energy Corp., Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 9.58%, 08/23/21		1,642	1,715,100
CONSOL Energy, Inc. :
1st Lien Term Loan A, (1 Week LIBOR + 4.50%), 6.66%, 11/26/21(b)		181	180,462
1st Lien Term Loan B, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.32%, 10/26/22		1,052	1,075,372
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.27%, 02/06/25		494	491,605
EWT Holdings III Corp., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 12/20/24		891	891,778
GIP III Stetson I, L.P, 2018 Term Loan B, 07/19/25(i)		566	568,123
Keane Group Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.88%, 05/25/25(b)		701	693,964
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 02/17/25(b)		1,037	1,004,981
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 10/30/24		958	941,714
MEG Energy Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 12/31/23		264	264,172
Ultra Resources, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 04/12/24		375	341,729
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87%, 1.00% Floor), 8.95%, 12/12/21(b)		740	740,000

14

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Woodford Express LLC, 2018 Term Loan B, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.08%, 01/17/25	USD	923	$900,202

			15,172,515
Personal Products — 1.1%
Clover Merger Sub, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.58%, 09/26/24		2,352	2,204,223
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.83%, 09/26/25		1,075	903,892
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.08%, 01/26/24		639	639,356

			3,747,471
Pharmaceuticals — 3.6%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 4.75%, 1.00% Floor), 6.88%, 04/16/21		786	770,414
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.63%, 05/04/25		2,120	2,134,092
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.38%, 04/29/24		1,325	1,325,444
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.20%, 01/31/25		2,486	2,492,800
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.58%, 08/18/22		2,377	2,377,413
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.09%, 06/01/25		3,331	3,334,387

			12,434,550
Professional Services — 1.0%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 09/27/24		1,497	1,488,665
Information Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.57%, 01/18/24		474	476,076
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 04/02/25		721	720,593
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 8.77%, 11/14/22(b)		443	442,240

Security		Par (000)	Value
Professional Services (continued)
Sterling Infosystems, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 06/20/22(b)	USD	257	$256,206

			3,383,780
Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.33%, 04/18/24		2,642	2,644,214
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.32%, 02/08/25		1,461	1,461,539
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 01/23/25		743	743,441

			4,849,194
Restaurants — 0.3%
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.83%, 04/03/25		884	882,781

Road & Rail — 0.4%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 06/13/23		757	755,262
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, 07/20/25(i)		700	689,500

			1,444,762
Semiconductors & Semiconductor Equipment — 0.8%
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 4.57%, 05/12/24(b)		195	195,271
Microchip Technology Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 05/29/25		1,660	1,663,320
ON Semiconductor Corp., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 1.75%), 3.83%, 03/31/23		319	319,608
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 4.33%, 09/29/23		580	580,220

			2,758,419
Software — 14.4%
Almonde, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.81%, 06/13/24		1,221	1,203,416
Applied Systems, Inc.,:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.33%, 09/19/24		1,276	1,279,941

15

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Applied Systems, Inc., (continued):
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 9.33%, 09/19/25	USD	302	$310,359
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.59%, 12/20/22		672	671,218
Barracuda Networks, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.32%, 02/12/25		595	595,000
BMC Software Finance, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 09/10/22		749	748,759
2018 Term Loan B, 06/26/25(i)		2,510	2,507,716
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 04/27/24		560	559,069
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.83%, 04/27/25		496	498,892
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.08%, 09/07/23		1,527	1,527,393
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.33%, 05/28/24		1,016	973,920
DTI Holdco, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.75%, 1.00% Floor), 6.83%, 09/30/23		885	880,550
Flexera Software LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 02/26/25		379	378,576
Help/Systems Holdings, Inc, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.83%, 03/28/25		725	723,789
Hyland Software, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 07/01/22		937	939,366
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.08%, 07/07/25		415	419,494
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 02/01/22		2,246	2,248,546

Security		Par (000)	Value
Software (continued)
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 08/05/22	USD	1,722	$1,728,586
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.34%, 04/01/21		787	780,552
Kronos, Inc.,:
2017 Term Loan B, (3 mo. LIBOR + 3.00%), 5.36%, 11/01/23		2,800	2,806,378
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 10.61%, 11/01/24		1,045	1,077,008
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR + 2.50%), 4.58%, 06/21/24		97	96,413
McAfee LLC, 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.57%, 09/30/24		1,764	1,774,871
Mitchell International, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 11/29/24		2,431	2,422,297
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.33%, 11/20/25		785	785,330
2017 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 11/29/24		196	195,447
PowerSchool, 2018 Term Loan B, 05/30/25(i)		619	616,679
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50%, 1.00% Floor), 5.99%, 04/26/24		1,242	1,235,381
Project Leopard Holdings, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.08%, 07/07/23		531	532,322
Renaissance Learning, Inc., 2018 Add On Term Loan, (3 mo. LIBOR + 3.25%), 5.58%, 05/30/25		435	433,621
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 02/05/24		2,781	2,789,896
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 03/03/23		2,433	2,434,674
SonicWALL, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.83%, 05/16/25(b)		350	348,250
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.58%, 09/30/22		2,716	2,718,215

16

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
SS&C Technologies Holdings Europe SARL, 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.58%, 04/16/25	USD	1,199	$1,202,466
SS&C Technologies, Inc.,
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.58%, 04/16/25		3,127	3,135,072
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.33%, 07/08/22		1,870	1,875,761
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 05/01/24		2,029	2,030,596
Tibco Software, Inc., Repriced Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 12/04/20		1,476	1,478,774

			48,964,593
Specialty Retail — 2.3%
Academy Ltd., 2015 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.09%, 07/01/22		849	700,518
Belron Finance US LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 4.86%, 11/07/24(b)		1,503	1,506,206
CD&R Firefly Bidco Ltd., 2018 Term Loan B1, (LIBOR - GBP + 4.50%), 5.18%, 05/09/25	GBP	1,000	1,293,518
Leslie’s Poolmart, Inc., 2016 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 08/16/23	USD	757	755,995
Michaels Stores, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.57%, 01/28/23		416	414,936
National Vision, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 2.75%), 4.83%, 11/20/24		238	238,256
Party City Holdings, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.75%), 5.62%, 08/19/22		544	543,832
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 01/26/23		528	378,609
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.86%, 12/20/24		776	769,798
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.36%, 09/12/24		517	512,176

Security		Par (000)	Value
Specialty Retail (continued)
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.08%, 04/13/23	USD	708	$711,889

			7,825,733
Technology Hardware, Storage & Peripherals — 0.9%
Seattle Spinco, Inc., Term Loan B3, (1 mo. LIBOR + 2.50%), 4.58%, 06/21/24		655	651,102
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 3.83%, 04/29/23		2,513	2,512,211

			3,163,313
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.58%, 08/12/22		1,467	1,470,556
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 12/15/24		328	328,173

			1,798,729
Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.68%, 05/23/25		1,981	1,986,414

Trading Companies & Distributors — 1.7%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.35%, 01/02/25		2,085	2,081,837
HD Supply, Inc. :
Term Loan B3, (1 mo. LIBOR + 2.25%), 4.33%, 08/13/21		1,453	1,460,961
Term Loan B4, (1 mo. LIBOR + 2.50%), 4.58%, 10/17/23		616	619,816
LSF9 Cypress Holdings LLC, 2018 Term Loan B, 05/10/25(i)		775	773,551
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 5.58%, 06/09/23		152	152,680
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%), 5.83%, 01/04/23		170	172,012

17

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Trading Companies & Distributors (continued)
Pro Mach Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.10%, 03/07/25	USD	464	$460,359

			5,721,216
Transportation — 0.6%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 8.08%, 06/15/23(b)		430	432,150
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.83%, 08/18/22		478	479,430
Safe Fleet Acquisition, Corp., 1.00% Floor) :
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.10%, 02/01/25		798	790,020
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.85%, 02/01/26		325	323,918

			2,025,518
Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 11/28/24(b)		299	300,983

Wireless Telecommunication Services — 2.4%
Geo Group, Inc. (The), 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 03/22/24		1,229	1,223,153
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20		4,212	3,413,383
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 04/11/25		2,641	2,634,017
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 09/09/21(b)		818	820,957

			8,091,510

Total Floating Rate Loan Interests — 138.2% (Cost — $472,640,493)			470,510,823

		Par/shares (000)	Value
Other Interests (j) — 0.0%
Afghanistan — 0.0%
Lear Corp. Escrow(b)	USD	500	$5

United States — 0.0%
Millennium Corp.(b)		991	—
Millennium Lender Claims(b)		930	—

			—

Total Other Interests — 0.0% (Cost — $ 0)			5

Warrants — 0.0%
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)(b)		166	—

Metals & Mining — 0.0%
AFGlobal Corp. (Expires12/20/20)(b)		2,642	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 07/01/19)(b)		195	—
Bankruptcy Management Solutions, Inc. (Expires 07/01/20)(b)		292	—
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(b)		1,501	—
			—

Total Warrants — 0.0% (Cost — $49,117)			—

Total Long-Term Investments — 147.1% (Cost — $503,883,245)			501,199,340

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(k)(l)		1,731,637	1,731,637

Total Short-Term Securities — 0.5% (Cost — $1,731,637)			1,731,637

Options Purchased — 0.0% (Cost — $25,422)			—

Total Investments — 147.6% (Cost — $505,640,304)			502,930,977
Liabilities in Excess of Other Assets — (47.6)%			(162,607,291)

Net Assets — 100.0%			$340,323,686

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

18

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Annualized 7-day yield as of period end.
(l)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,895,053	—	(163,416	)(b)	1,731,637	$1,731,637	$24,272	$8	$—
iShares iBoxx USD High Yield Corporate Bond ETF	19,000	70,000	(89,000)		—	$—	$60,813	$(42,986)	$(1,767)

						$1,731,637	$85,085	$(42,978)	$(1,767)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
CR	Custodian Receipt
ETF	Exchange-Traded Fund
GBP	British Pound
EUR	Euro
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
OTC	Over-the-Counter
PIK	Payment-In-Kind
USD	United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,605,000	USD	2,106,402	The Toronto-Dominion Bank	08/06/18	$579
USD	808,124	GBP	614,000	State Street Bank and Trust Co.	08/06/18	2,089
USD	1,322,774	GBP	995,000	State Street Bank and Trust Co.	08/06/18	16,577
USD	1,155,240	EUR	984,000	State Street Bank and Trust Co.	09/06/18	1,688

						20,933

USD	2,109,052	GBP	1,605,000	The Toronto-Dominion Bank	09/06/18	(583)

						$20,350

19

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	26	12/14/19	USD	942.86	USD	—	$—

								$—

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi annual report.

As of July 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$9,170,405	$2,497,700	$11,668,105
Common Stocks	131,894	168,269	358,558	658,721
Corporate Bonds	—	18,361,686	—	18,361,686
Floating Rate Loan Interests	—	450,280,420	20,230,403	470,510,823
Other Interests	—	—	5	5
Short-Term Securities	1,731,637	—	—	1,731,637

20

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Floating Rate Income Trust (BGT)

	Level 1	Level 2	Level 3		Total
Options Purchased:
Interest Rate Contracts	—	—		—	—
Unfunded Floating Rate Loan Interests (a)	$—	$(1,812)		$—	$(1,812)

	$1,863,531	$477,978,968		$23,086,666	$502,929,165

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$20,933		$—	$20,933
Liabilities:
Forward foreign currency contracts	—	(583)		—	(583)

	$—	$20,350	$		$20,350

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instrument forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Rights	Other Interests	Warrants	Total
Assets:
Opening balance, as of October 31, 2017	$—	$6	$—	$17,889,778	$27,272	$5	$45	$17,917,106
Transfers into Level 3(a)	—	—		3,961,532	—	—	—	3,961,532
Transfers out of Level 3(b)	—	—		(5,187,437)	—		—	(5,187,437)
Accrued discounts/premiums	—	—	66,849	43,600	—	—	—	110,449
Net realized gain (loss)	—	—		(411,680)	18,947	—	(937)	(393,670)
Net change in unrealized appreciation (depreciation)(c)(d)	(1,450)	30,945	(66,849)	325,184	(27,272)	—	892	261,450
Purchases	2,499,150	327,607		15,646,411	—	—	—	18,473,168
Sales	—	—		(12,036,985)	(18,947)	—	—	(12,055,932)

Closing Balance, as of July 31, 2018	$2,497,700	$358,558	$—	$20,230,403	$—	$5	$—	$23,086,666

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018(d)	$(1,450)	$30,951	$(66,849)	$10,632	$—	$—	$(45)	$(26,761)

(a)

As of October 31, 2017, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2018, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of October 31, 2017, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2018, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(d)

Any difference between net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

21

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: September 20, 2018